Employee benefits, restructuring and post-retirement employee benefits provisions (Tables)	12 Months Ended
Jun. 30, 2023
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Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions

	2023	2022
	US$M	US$M
Employee benefits 1	1,749	1,351
Restructuring 2	28	27
Post-retirement employee benefits 3	373	281

Total provisions	2,150	1,659

Comprising:
Current	1,734	1,319
Non-current	416	340

Summary of Reconciliation of Employee Benefits Restructuring and Postretirement Employee Benefits

2023	Employee benefits	Restructuring	Post- retirement employee benefits 3	Total
	US$M	US$M	US$M	US$M
At the beginning of the financial year	1,351	27	281	1,659
Acquisition of subsidiaries and operations 4	25	–	–	25
Charge/(credit) for the year:
Underlying	1,675	26	75	1,776
Discounting	–	–	19	19
Net interest expense	–	–	(5)	(5)
Exchange variations	(21)	–	34	13
Released during the year	(66)	–	(2)	(68)
Remeasurement gains taken to retained earnings	–	–	18	18
Utilisation	(1,204)	(25)	(47)	(1,276)
Transfers and other movements	(11)	–	–	(11)

At the end of the financial year	1,749	28	373	2,150

1	The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.

2	Total restructuring provisions include provisions for terminations and office closures.

3
The net liability recognised in the Consolidated Balance Sheet includes US$151 million present value of funded defined benefits pension obligation (2022: US$165 million) offset by fair value of defined benefit scheme assets US$(159
) million (2022: US$(169) million), US$79 million present value of unfunded defined pension and post-retirement medical benefits obligation (2022: US$85 million) and US$302 million unfunded post-employment benefits obligation in Chile (2022: US$200 million).

4	Relates to the acquisition of OZL on 2 May 2023. Refer to note 29 ‘Business combinations’ for more information.